Supplemental Cash Flow Information - Details of Income Taxes Paid (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Income Taxes [Line Items]
Operating activities	$ (65)	$ (25)	$ (101)	$ (36)
Taxes paid on sale of Refinitiv and LSEG shares	(438)	0	(444)	0
Investing activities – discontinued operations	(438)	0	(444)	0
Total income taxes paid	(503)	(18)	(589)	(34)
Discontinued Operations [member]
Disclosure Of Income Taxes [Line Items]
Operating activities	0	7	(2)	2
Taxes paid on sale of Refinitiv and LSEG shares	0	0	(42)	0
Investing activities – discontinued operations	$ 0	$ 0	$ (42)	$ 0